Other Income, Net - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended			12 Months Ended
	Mar. 21, 2011	Jul. 31, 2013	Apr. 30, 2013	Sep. 30, 2012	Jan. 31, 2012	Jan. 31, 2012 AUSTRALIA	Jan. 31, 2014 Geoconstruction [Member]
Component Of Other Income And Expense [Line Items]
Gain on the sale of assets	$ 6,400,000						$ 700,000
Insurance proceeds for equipment lost in fire			700,000
Investment written off		600,000
Deferred gain on sale of facility to match the expected lease payments under the leasehold agreement	1,400,000
Deferred gain recognized on sale of facility				700,000	400,000
Deferred gain recognition period					36 months
Gain on sale of investment securities					$ 996,000	$ 1,000,000